Consolidated Statements of Loss - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Statement
Revenues	$ 217,809	$ 224,877
Cost of sales	(16,076)	(37,646)
Depletion	(51,355)	(48,361)
Gross profit	150,378	138,870
Other operating expenses
General and administrative	(20,216)	(19,610)
Business development	(5,375)	(4,168)
Impairment of royalty interests	(1,818)	(2,938)
Operating income	122,969	112,154
Interest income	9,767	4,292
Finance costs	(22,339)	(23,838)
Foreign exchange gain (loss)	20,146	(133)
Share of loss of associates	(1,863)	(2,246)
Other (losses) gains, net	(15,557)	12,324
Earnings before income taxes	113,123	102,553
Income tax expense	(27,838)	(25,926)
Net earnings from continuing operations	85,285	76,627
Net loss from discontinued operations	(268,475)	(133,302)
Net loss	(183,190)	(56,675)
Net loss attributable to:
Osisko Gold Royalties Ltd's shareholders	(118,754)	(23,554)
Non-controlling interests	$ (64,436)	$ (33,121)
Net earnings per share from continuing operations attributable to Osisko Gold Royalties Ltd's shareholders
Net earnings per share from continuing operations - Basic	$ 0.47	$ 0.46
Net earnings per share from continuing operations - Diluted	0.47	0.46
Net loss per share attributable to Osisko Gold Royalties Ltd's shareholders
Net loss per share - Basic	(0.66)	(0.14)
Net loss per share - Diluted	$ (0.66)	$ (0.14)